SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
2026 (remaining of the year)	$ 30,788
2026	53,878	$ 61,575
Total Lease Payments	84,666	115,454
Less: imputed interest	(2,856)
Less: prepayments
Present value of lease liabilities	81,810	110,102
Current portion of obligations under operating leases	58,901	57,349
Obligations under operating leases, non-current	$ 22,909	52,753
2027		53,879
Less: imputed interest		(5,352)
Less: prepayments